LAND USE RIGHTS - NET (Tables)	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS - NET [Abstract]
Schedule of land use rights -net
in millions of $	As of December 31,
	2015	2016

Land use rights
Cost	52.9	51.9
Less: Accumulated amortization	(1.1)	(4.0)

	51.8	47.9